Warrants (Details)		1 Months Ended
	May 31, 2011	Jan. 31, 2007 January 2007 [Member]	Nov. 30, 2009 November 2009 [Member]	Feb. 28, 2010 February 2010 [Member]	May 31, 2011 May 2011 [Member]	May 31, 2011 Silicon Valley Bank [Member]	Oct. 31, 2012 October 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants issued	444,190	35,514	416,724	99,220	437,627	6,566	508,516
Warrant exercise price		5.63	2.01	2.01	2.74	2.28	2.66
Warrant term		10 years	10 years	10 years	10 years	10 years	10 years